Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments
38	Commitments
(a)	Capital commitments

Capital commitments mainly relate to the construction of new power projects, certain ancillary facilities and renovation projects for existing power plants. Details of such commitments are as follows:

	As at 31 December
	2021	2020
Contracted, but not provided	25,770,547	35,652,079

38	Commitments (continued)
(b)	Fuel purchase commitments

As at 31 December 2021, the Group has entered into major fuel purchase commitment amounting to approximately RMB16.248 billion (31 December 2020: RMB5.773 billion).

The Group has entered into various long-term fuel supply agreements with various suppliers in securing fuel supply for various periods. All the agreements require minimum, maximum or forecasted volume purchases and subject to certain termination provisions. Related purchase commitments are as follows:

As at 31 December 2021
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2022-2039	2.8 million m3/year*	2.12/m3

A government-related enterprise	2022-2023	518 million m3/year*	2.67/m3
	2022-2023	541 million m3/year*	2.49/m3
	2022-2023	459 million m3/year*	2.65/m3

A government-related enterprise	2022-2026	222 million m3/year*	2.49/m3

Other suppliers
	2022	199.02-249.02BBtu**/day	approximately 66,000/Bbtu
	2023	233.11-239.77BBtu**/day	approximately 64,000/BBtu
	2024-2028	42.4-239.0 BBtu**/day	approximately 70,000/BBtu
	2029	42.4 BBtu**/day	approximately 46,000/BBtu

38	Commitments (continued)
(b)	Fuel purchase commitments (continued)

As at 31 December 2020
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2021-2039	2.8 million m3/day*	2.37 / m3

A government-related enterprise	2021-2023	991 million m3/year*	2.18/m3
	2021-2023	541 million m3/year*	2.52/m3
	2021-2023	450 million m3/year*	2.11/m3

A government-related enterprise	2021-2026	222 million m3/year*	2.22/m3
	2021	40 million m3/year*	1.86/m3

Other suppliers	2021	201.5-251.5 BBtu**/day	approximately 48,000/BBtu
	2022	205.5-255.5 BBtu**/day	approximately 47,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 42,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 38,000/BBtu
	2029	42.4 BBtu**/day	approximately 28,000/BBtu

*   The quantities represent the maximum volume, while others represent the minimum or forecasted volume if not specified.

** BBtu: Billion British Thermal Unit